Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Oil and natural gas sales	$ 35,702	$ 4,510	$ 87,445	$ 5,368	$ 12,935	$ 370
Total revenues	35,702	4,510	87,445	5,368	12,935	370
OPERATING EXPENSES
Lease operating	2,077	1,035	6,511	1,165	2,576	16
Transportation, gathering and compression	6,857	23	10,710	23	67
Production and ad valorem taxes	2,132	26	3,187	32	77	1
Depreciation, depletion and amortization	29,983	2,462	51,967	3,445	6,163	404
Exploration	3,057	350	16,897	470	3,022	3,899
General and administrative	11,897	6,042	28,720	12,504	21,276	4,425
Impairment of oil and gas properties	4,605		4,605		2,081	793
Accretion of asset retirement obligations	198	117	575	234	364
Gain on reduction of pension liability	0	0	(2,208)	0
Total operating expenses	60,806	10,055	120,964	17,873	35,626	9,538
Gain on sale of properties						372
OPERATING LOSS	(25,104)	(5,545)	(33,519)	(12,505)	(22,691)	(8,796)
OTHER INCOME (EXPENSE)
Gain on derivative instruments	5,572		1,098
Interest expense, net	(10,066)	(10,939)	(35,320)	(11,478)	(20,850)	37
Other income			1,585
Total other expense, net	(4,494)	(10,939)	(32,637)	(11,478)	(20,850)	37
LOSS BEFORE INCOME TAXES	(29,598)	(16,484)	(66,156)	(23,983)
INCOME TAX EXPENSE (BENEFIT)	(10,544)		83,997
Net loss	(19,054)	(16,484)	(150,153)	(23,983)	(43,541)	(8,759)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (0.12)		$ (1.08)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and diluted	160,000		139,102
Pro Forma EPS [Member]
OTHER INCOME (EXPENSE)
LOSS BEFORE INCOME TAXES	(29,598)		(66,156)		(43,541)
INCOME TAX EXPENSE (BENEFIT)	(10,359)		(23,155)		(15,239)
Net loss	$ (19,239)		$ (43,001)		$ (28,302)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (0.12)		$ (0.27)		$ (0.38)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and diluted	160,000		160,000		75,261